JPMorgan Tax Aware Real Return Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US MUNICIPAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	2.34%
BLOOMBERG U.S. 1-15 YEAR BLEND (1-17) MUNICIPAL BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.18%	1.16%	2.27%
BLOOMBERG US MUNICIPAL/INFLATION SWAP 5 YEAR ZERO COUPON CUSTOM INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.28%	3.22%	3.70%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(0.21%)	1.66%	1.87%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.24%)	1.63%	1.83%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.14%	1.80%	1.94%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	2.12%	1.94%	1.84%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	3.99%	2.72%	2.52%